Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Principal balance	$ 39,658	$ 41,375
Discount	(2,118)	(2,323)
Debentures	37,540	39,052
Interest payable	726	742
Notes and debentures issued	$ 38,266	$ 39,794